Segment Information - Schedule of Segment Information (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment Information - Schedule of Segment Information (Details) [Line Items]
Financial income	R$ 3,503,586	R$ 2,130,941	R$ 6,463,273	R$ 3,793,524
Total revenue and financial income	4,121,698	2,468,669	7,634,126	4,532,599
Transaction expenses	193,339	158,080	379,779	342,596
Interest and Other financial expenses	(1,501,582)	(851,083)	(2,757,518)	(1,491,003)
Credit loss allowance expenses			137,718	42,632
Consumer Banking [Member]
Segment Information - Schedule of Segment Information (Details) [Line Items]
Net revenue from transaction activities and other services	501,375	231,243	943,502	545,079
Financial income	3,327,526	2,216,135	6,283,412	3,971,117
Total revenue and financial income	3,828,901	2,447,378	7,226,914	4,516,196
Transaction expenses	(146,698)	(139,708)	(282,741)	(290,729)
Interest and Other financial expenses	(1,398,010)	(936,041)	(2,710,202)	(1,658,453)
Credit loss allowance expenses	(1,179,121)	(614,700)	(2,152,653)	(1,094,836)
Adjusted gross profit	1,105,072	756,929	2,081,318	1,472,178
Small and Medium-Sized Businesses [Member]
Segment Information - Schedule of Segment Information (Details) [Line Items]
Net revenue from transaction activities and other services	77,692	81,211	155,476	148,438
Financial income	77,888	10,411	144,591	18,976
Total revenue and financial income	155,580	91,622	300,067	167,414
Transaction expenses	(35,332)	(18,292)	(85,166)	(50,689)
Interest and Other financial expenses	(96,145)	(36,323)	(175,906)	(61,601)
Credit loss allowance expenses	(1,426)		(1,915)
Adjusted gross profit	22,677	37,007	37,080	55,124
Audiences and Ecosystem Integration [Member]
Segment Information - Schedule of Segment Information (Details) [Line Items]
Net revenue from transaction activities and other services	39,045	25,274	71,875	45,558
Financial income	(3,296)	1,338	(2,327)	2,384
Total revenue and financial income	35,749	26,612	69,548	47,942
Transaction expenses	(5,161)	323	(7,140)	15
Interest and Other financial expenses				(51)
Credit loss allowance expenses
Adjusted gross profit	30,588	26,910	62,408	47,906
Institutional [Member]
Segment Information - Schedule of Segment Information (Details) [Line Items]
Net revenue from transaction activities and other services
Financial income	942,849	309,332	1,615,886	497,634
Total revenue and financial income	942,849	309,332	1,615,886	497,634
Transaction expenses	(6,148)	(403)	(4,732)	(1,194)
Interest and Other financial expenses	(848,808)	(284,969)	(1,449,699)	(467,486)
Credit loss allowance expenses
Adjusted gross profit	87,894	23,960	161,455	28,955
Total reportable segments [Member]
Segment Information - Schedule of Segment Information (Details) [Line Items]
Net revenue from transaction activities and other services	618,112	337,728	1,170,853	739,075
Financial income	4,344,966	2,537,216	8,041,562	4,490,112
Total revenue and financial income	4,963,079	2,874,944	9,212,415	5,229,187
Transaction expenses	(193,339)	(158,080)	(379,779)	(342,596)
Interest and Other financial expenses	(2,342,963)	(1,257,358)	(4,335,807)	(2,187,591)
Credit loss allowance expenses	(1,180,547)	(614,700)	(2,154,567)	(1,094,836)
Adjusted gross profit	R$ 1,246,230	R$ 844,806	R$ 2,342,262	R$ 1,604,164